Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net loss	$ (1,263,163)		$ (129,242)		$ (1,836,642)	$ (126,723)	$ (119,857)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,096		12,794		29,076	13,864	10,755
Stock-based compensation	1,259,336		14,637		1,606,020	476	771
Loss on equity method investments	31,053		32,970		77,284	396	27,533
Loss on investments	38,223		(15,377)		11,543	3,733	27,200
Non-cash equity consideration	(18,139)		0		(24,185)	0	0
Change in fair value of loans receivable	292		(4,384)		3,508	(1,061)	(914)
Change in fair value of warrant liabilities	(108,544)		0		(58,615)	0	0
Gain on deconsolidation of subsidiary	(15,900)		0
In-process research and development	1,162		0
Other non-cash activity	510		0		(270)	0	(728)
Changes in operating assets and liabilities:
Accounts receivable	(38,598)		(6,479)		(114,094)	(14,228)	(1,843)
Prepaid expenses and other current assets	4,973		4,854		(2,981)	(11,352)	(4,031)
Inventory, net	(4,740)		20		(626)	(2,736)	0
Other non-current assets	(419)		(55)		(539)	1,834	(2,361)
Accounts payable	10,650		(7,321)		(2,247)	7,019	664
Accrued expenses and other current liabilities	(12,758)		19,139		44,796	8,665	4,170
Deferred revenue, current and non-current	(19,708)		(6,067)		(10,498)	(19,423)	4,883
Deferred rent, non-current	1,468		914		6,032	1,045	9,095
Other non-current liabilities	(3,989)		555		18,620	2,661	0
Net cash used in operating activities	(119,195)		(83,042)		(253,818)	(135,830)	(44,663)
Cash flow from investing activities:
Cash acquired in acquisition	1,440		0
Purchase of convertible note	(6,500)		0
Purchases of property and equipment	(13,153)		(45,969)		(56,521)	(57,821)	(22,219)
Purchase of marketable equity securities	(3,691)		0		(5,000)	0	(50,133)
Purchases and issuances of loan receivable					0	(10,100)	(2,250)
Proceeds from loans receivable					304	800	0
Deconsolidation of subsidiary - cash	(28,772)		0
Prepayment for business acquisition	0		(1,210)		(12,040)	0	0
Other	28		202
Net cash used in investing activities	(50,648)		(46,977)		(73,257)	(67,121)	(74,602)
Cash flow from financing activities:
Proceeds from reverse recapitalization, net of redemptions of $867,253 and offering costs of $106,838 (Note 3)					1,509,629	0	0
Proceeds from exercise of stock options	76		39		167	26	7
Repurchase of Founder shares					(24,998)	0	(408)
Taxes paid related to net share settlement of equity awards	(981)		0		(9,463)	0	0
Finance Lease, Principal Payments	(720)		(448)		(1,123)	(748)	(828)
Contingent consideration payment	(521)		0
Payment of deferred offering costs	0		(2,147)
Proceeds from lease financing obligation					0	0	476
Contributions from non-controlling interests					59,933	0	0
Proceeds from issuance of convertible promissory notes, net of issuance costs					0	0	198,957
Proceeds from issuance of Series E convertible preferred stock, net of issuance costs					0	91,040	212,181
Net cash provided by financing activities	(2,146)		(2,556)		1,534,145	90,318	410,385
Effect of foreign exchange rates on cash and cash equivalents	(104)		0		(19)	0	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(172,093)		(132,575)		1,207,051	(112,633)	291,120
Cash and cash equivalents, beginning of period	1,550,004		380,801		380,801	495,287
Restricted cash, beginning of period	42,924		5,076		5,076
Cash, cash equivalents and restricted cash, beginning of period	1,592,928		385,877		385,877	498,510	207,390
Cash and cash equivalents, end of period	1,377,152		235,893		1,550,004	380,801	495,287
Restricted cash, end of period	43,683		17,409		42,924	5,076
Cash, cash equivalents and restricted cash, end of period	1,420,835		253,302		1,592,928	385,877	498,510
Supplemental Cash Flow Information [Abstract]
Cash paid for interest					2,370	2,572	2,348
Cash paid for income taxes					61	0	31
Supplemental disclosure of non-cash investing and financing activities:
Purchases of equipment through capital leases	1,012		1,981		1,981	0	406
Purchases of property and equipment included in accounts payable and accrued expenses	6,741		3,477		1,815	14,458	605
Equity received in related parties	8,873		24,595		61,554	0	24,480
Convertible financial instruments received for Foundry services	11,939		0
Equity securities and warrants received for Foundry services	3,423		0
Lease financing obligation for build-to-suit lease	29,482		0		6,120	0	0
Purchase Of Non Cash Marketable Equity Securities					10,000	0	0
Issuance of common stock for a business acquisition	17,015		0		15,087	0	0
Acquisition date fair value of contingent consideration					8,760	0	0
Purchases and issuances of loans receivable					0	375	2,744
Initial fair value of warrant liabilities					194,453	0	0
Conversion of convertible promissory notes to preferred stock					195	0	211,608
Series E convertible preferred stock issuance costs included in accrued expenses					0	0	3,380
Contingent consideration for business acquisition	12,306		0
Deferred offering costs in accounts payable and accrued expense	0		4,091
Restricted Cash	4,239	[1]	0	[1]	42,924	5,076	3,223
Cash and cash equivalents	1,377,152		235,893		1,550,004	380,801	495,287
Total cash, cash equivalents and restricted cash	$ 1,420,835		$ 253,302		$ 1,592,928	$ 385,877	$ 498,510

[1]	Includes cash balances collateralizing letters of credit associated with the Company’s facility leases and a customer prepayment requiring segregation and restrictions in its use in accordance with the customer agreement.